UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew J. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 100.3%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$ 509,675
Sharp Healthcare, Series A	5.000	08/01/43	2,000	2,165,300

Alameda Corridor Trans. Auth. Rev., Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,365,881
Anaheim Calif. Pub. Fin. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,105,610
Bay Area Toll Auth. Rev.,
Series F-1	5.000	04/01/56	1,000	1,102,350
Series F-1, Rfdg.	5.000	04/01/54	1,000	1,075,280
California Cnty. Tob. Secur. Agcy. Rev.,
Asset-Bkd.	5.450	06/01/28	500	500,575
Tob. Conv. Bonds, LA Cnty. Series B (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,160	1,161,357
Tob. Conv. Bonds, Series B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035	1,035,155
California Edl. Facs. Auth. Rev.,
Loyola Marymount Univ., Series A	5.125	10/01/40	1,000	1,023,630
Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,217,180
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,145,390
Kaiser Permanente, Sub., Series A-2	4.000	11/01/44	3,045	3,106,661
Providence Hlth., Series B	5.500	10/01/39	1,500	1,542,885
Scripps Hlth., Series A	5.000	11/15/36	1,200	1,235,952
Scripps Hlth., Series A	5.000	11/15/40	1,000	1,079,830
St. Joseph Hlth. Sys., Series A	5.750	07/01/39	1,000	1,022,390
Stanford Healthcare, Series A, Rfdg.	5.000	08/15/54	1,000	1,089,360
Stanford Hosp., Series A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500	11/15/40	500	552,260
Sutter Hlth., Series A, Rfdg.	5.000	08/15/43	1,500	1,630,275
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,080,580
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	480	492,859
Amern. Heritage Ed., Series A, Rfdg.	5.000	06/01/46	500	522,215
Series A, 144A	5.500	06/01/48	250	256,475
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	1,500	1,609,950
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	1,500	1,603,155
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,309,038
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22	250	257,415
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39	500	527,505
Var. Exxonmobil Proj., Rfdg.	1.520(cc)	12/01/29	1,100	1,100,000

California Pub. Fin. Auth. Rev., Sharp Healthcare, Series A	4.000	08/01/47	1,725	1,744,906

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000%	07/01/45	1,000	$ 1,044,930
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	311,595
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	5.000	07/01/51	620	643,889
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000	08/01/40	2,000	2,099,100
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000	08/01/46	1,000	1,044,810
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	635,181
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,051,970
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,000	1,063,740
Summit Pub. Schs., 144A	5.000	06/01/47	1,000	1,052,260
California St.,
GO	5.000	03/01/45	2,000	2,195,800
GO	5.000	08/01/46	1,500	1,672,515
GO	5.250	11/01/40	750	793,365
GO, Rfdg.	5.000	08/01/45	1,500	1,656,015
Unrefunded Balance, GO	5.500	04/01/30	5	5,014
Var. Purp., GO	5.000	10/01/29	1,500	1,537,410
Var. Purp., GO	5.000	09/01/41	5,000	5,333,050
Var. Purp., GO	5.000	10/01/41	1,250	1,335,825
Var. Purp., GO	5.000	10/01/47	2,000	2,219,540
Var. Purp., GO	5.250	04/01/35	1,250	1,363,012
Var. Purp., GO	5.500	11/01/39	1,000	1,030,920
Var. Purp., GO	5.500	03/01/40	2,000	2,081,800
Var. Purp., GO	6.000	03/01/33	2,750	2,889,672
Var. Purp., GO	6.000	04/01/38	1,940	1,965,472
Var. Purp., GO	6.000	11/01/39	1,500	1,553,355

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,080,900
California St. Univ. Rev., Series A, Systemwide	5.000	11/01/37	1,250	1,342,763
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	258,968
Cottage Hlth.	5.000	11/01/40	1,000	1,039,430
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	1,250	1,250,375
Loma Linda Univ. Med. Ctr., Series A	5.250	12/01/44	1,085	1,135,344
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,036,420
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500	12/01/58	500	531,490
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,000	1,068,830
Polytechnic Sch.	5.000	12/01/34	2,000	2,056,520
Presbyterian Homes, 144A	7.250	11/15/41	500	521,075
Spl. Tax No. 97-1, CABS	7.249(s)	09/01/22	1,025	827,739

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000%	08/15/42	2,000	$2,140,080

Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt.	5.875	01/01/34	1,000	1,014,540
Chula Vista Muni. Fing. Auth., Spt.Tax Rfdg.	5.000	09/01/21	500	536,895
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000	05/15/36	1,250	1,290,963
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	532,255
Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,354,363
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/27	150	165,941
Series A-1, Rfdg.	5.000	06/01/28	1,215	1,334,775
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,366,537
Series A-1, Rfdg.	5.250	06/01/47	500	495,925

Guam Intl. Arpt. Auth. Rev., Series C, AMT	6.375	10/01/43	500	564,615
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	537,530
Irvine Unified Sch. Dist., Spl. Tax, Series B	5.000	09/01/51	1,000	1,063,990
Jurupa Pub. Fing. Auth., Series A, Rfdg.	5.000	09/01/42	1,250	1,360,512
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, NATL	5.029(s)	08/01/23	2,000	1,776,500
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B	6.000	09/02/27	1,000	1,072,670
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,510	2,970,635
Series A	5.500	11/15/30	1,375	1,676,551
Series A	5.500	11/15/32	440	544,557
Los Angeles Calif. Dept. Arpts. Rev.,
Series A	5.000	05/15/34	1,000	1,014,330
Series A, AMT	5.000	05/15/38	2,500	2,702,275
Series A, AMT	5.250	05/15/48	1,000	1,124,300
Series A, AMT, Rfdg.	5.000	05/15/43	1,000	1,116,590

Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,357,213
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Series A	5.000	07/01/39	1,000	1,002,100
Los Angeles Dept. of Wtr. Rev.,
Wtr. Sys., Series A	5.375	07/01/38	1,530	1,534,422

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
Los Angeles Dept. of Wtr. Rev., (cont’d.)
Wtr. Sys., Series B	5.000%	07/01/34	2,500	$2,771,975

Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A	5.750	07/01/21	1,940	2,037,000
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,368,100
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	841,418
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,200	2,364,054
No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,599,615

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,116,260
Palomar Health Rev., Rfdg.	5.000	11/01/39	2,500	2,639,000
Palomar Pomerado Healthcare Dist., COP (Pre-refunded date 11/01/20)(ee)	6.000	11/01/41	1,200	1,295,280
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,000,127
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	6.199(s)	08/01/26	1,375	1,089,674
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.125	05/01/30	1,000	1,059,670
Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,878,485

Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Series A, Rfdg.	5.000	09/01/35	1,000	1,066,430
Puerto Rico Comnwlth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg.	5.750	07/01/37	390	372,450
Aqueduct & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg.	6.000	07/01/47	325	310,375

Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000	09/01/32	450	506,322
Redding Elec. Sys. Rev., RIBS,
NATL, ETM, Rfdg.(ee)(e)	8.822(cc)	07/01/22	975	1,134,861
NATL, ETM, Rfdg., Linked SAVRS(ee)	6.368	07/01/22	35	37,869

Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000	11/01/37	1,250	1,285,950
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,143,090
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Series E (Pre-refunded date 10/01/20)(ee)	6.500	10/01/40	1,000	1,084,920

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)

Riverside Cnty. Trans. Commission Rev., Sr. Lien, Series A	5.750%	06/01/44	500	$ 543,350
Romoland Sch. Dist. Spl. Tax, Comnty., Facs. Dist. #2004-1	5.000	09/01/48	1,500	1,608,675
Roseville Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	532,605
Sacramento Area Flood Control Agy. Spl. Assessment, Series A, Rfdg.	5.000	10/01/41	1,000	1,115,640
Sacramento Cnty. Arpts. Sys. Rev., Series C, Rfdg., AMT	5.000	07/01/39	1,000	1,115,320
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,000	1,068,530
Var.-Regl., Series B, NATL, 3 Month LIBOR + 0.530%	2.085(c)	12/01/35	1,000	965,060

Sacramento Transient Occupancy Tax Rev., Convention Center Complex, Series A	5.000	06/01/48	1,000	1,113,330
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	544,990
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	568,040

San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,625,235
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000	07/01/43	2,000	2,144,100
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,115,150
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, AMT	5.250	05/01/33	500	549,850
Second Series A, Rfdg., AMT	5.000	05/01/31	1,000	1,072,740
Second Series C, Rfdg., AMT	5.000	05/01/25	1,555	1,653,789
Second Series F, Rfdg., AMT	5.000	05/01/28	1,000	1,060,620

San Jose Calif., Library & Park Proj., GO	5.000	09/01/33	2,200	2,205,038
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160	2,162,938
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	325	347,220
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	4.980(s)	08/01/29	1,250	883,725
Santa Monica Cmnty. College Dist. Election of 2002, Series A, GO, NATL	7.753(s)	08/01/28	1,055	794,331
South Bayside Wste. Mgmt. Auth., Rev., Solid Waste Enterprise Shoreway Environmental, Series A	6.000	09/01/36	500	514,200

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)

Southern Calif. Pub. Pwr. Auth. Nat. Gas Proj., No.1, Series A, 3 Month LIBOR + 1.470%	3.172%(c)	11/01/38	2,000	$ 1,879,660
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt.	6.250	10/01/40	700	813,799
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,120,400

TOTAL INVESTMENTS 100.3% (cost $169,671,003)				175,673,512
Liabilities in excess of other assets (0.3)%				(479,181)

Net Assets 100.0%				$ 175,194,331

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at November 30, 2018.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM California Muni Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$174,426,072	$—
Guam	—	564,615	—
Puerto Rico	—	682,825	—
Total	$—	$175,673,512	$—

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.